Share-Based Compensation (Adjustments to Balance Sheet) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes	$ 40,621	$ 69,610
Additional paid-in capital	1,794,665	1,765,595
Retained earnings	$ 1,263,464	1,209,197
Change in Attribution Method
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes		(6,116)	$ (8,000)
Additional paid-in capital		24,428	29,100
Retained earnings		(18,312)	$ (21,100)
As Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes		75,726
Additional paid-in capital		1,741,167
Retained earnings		1,227,509
As Adjusted
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Deferred income taxes		69,610
Additional paid-in capital		1,765,595
Retained earnings		$ 1,209,197